Notes to the Balance Sheet - Summary of Deferred Tax Liabilities (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Deferred Tax Liability	€ 6,549,655	€ 6,506,420